Intangible Assets and Goodwill (Details 2)	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 5,580,353
2027	5,580,353
2028	5,580,353
2029	5,580,353
2030	$ 5,580,353